Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
REYNOLDS BLUE CHIP GROWTH FUND
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reynolds Blue Chip Growth Fund
Average Annual Return, Percent	40.93%	15.26%	10.75%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.38%